Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of right of use asset
	Communications sites	Buildings	Vehicles	Total
	NIS	NIS	NIS	NIS
Cost
Balance as at January 1, 2018	809	538	173	1,520
Additions for new agreements	159	15	146	320
Derecognition for terminated agreements	(45)	(9)	(11)	(65)
Changes in agreements (mainly extension of the agreement periods) and revaluation	43	81	(22)	102
Balance as at December 31, 2018	966	625	286	1,877
Amortization and impairment losses
Balance as at January 1, 2018	-	-	-	-
Amortization for the year	190	120	113	423
Derecognition for terminated agreements	(18)	(4)	(9)	(31)
Changes in agreements and other	(3)	(1)	(18)	(22)
Impairment loss	-	-	3	3
Balance as at December 31, 2018	169	115	89	373
Carrying amount
Balance as at January 1, 2018	809	538	173	1,520
Balance as at December 31, 2018	797	510	197	1,504

Schedule of liability for a lease

	Communications sites	Buildings	Vehicles	Total
	NIS	NIS	NIS	NIS

Balance as at January 1, 2018	809	538	188	1,535
Additions for new agreements	156	14	146	316
Disposals	(27)	(5)	(2)	(34)
Changes in agreements (mainly extension of the agreement periods) and revaluation	48	87	(5)	130
Financing expenses for employee benefits	14	9	3	26
Payments for a lease	(190)	(124)	(108)	(422)
Balance as at December 31, 2018	810	519	222	1,551

Carrying amount
Current maturities of a lease liability	203	124	118	445
Long-term liabilities for a lease	607	395	104	1,106
Total balance as at December 31, 2018	810	519	222	1,551

Schedule of analysis of repayment dates of liabilities for the Group's lease
Expected payment dates	December 31, 2018
NIS
Up to one year	446
1-5 years	852
More than five years	361
Total	1,659